UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05502
                                                    -----------

                              Comstock Funds, Inc.
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          -----------------

                       Date of fiscal year end: April 30
                                               ----------

                   Date of reporting period: January 31, 2005
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                            MARKET
    AMOUNT                                                              VALUE*
  ----------                                                           --------
U.S. GOVERNMENT OBLIGATIONS -- 95.2%

               U.S. TREASURY  BILLS -- 34.8%
$ 4,852,000    U.S. Treasury  Bills, 1.794% to
                 1.911%++, 02/03/05 to 03/10/05                      $ 4,842,839
                                                                     -----------
               U.S. TREASURY NOTES -- 60.4%
               U.S. Treasury Notes,
  2,500,000     1.500%, 07/31/05                                       2,485,742
  5,400,000     6.000%, 08/15/09                                       5,929,033
                                                                     -----------
                                                                       8,414,775
                                                                     -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                     13,257,614
                                                                     -----------


   NUMBER OF                                     EXPIRATION DATE/
   CONTRACTS   ISSUE                              EXERCISE PRICE
  ----------   -----                             ----------------
PUT OPTIONS PURCHASED+ -- 4.8%
        300    Intel Corp.                           Jan. 06/20           34,500
        250    Alcoa Inc.                            Jan. 06/25           27,500
        200    International Paper Co.               Jan. 06/35           29,500
        100    Maxim Integrated Products Inc.        Jan. 06/35           27,500
        180    KLA-Tencor Corp.                      Jan. 06/40           51,750
         35    Research In Motion Ltd.               Jan. 06/67.50        34,825
        300    Mini NDX 100 Index                    Jun. 05/130          37,500
        400    MIni NDX 100 Index                    Dec. 05/140         214,000
        130    S & P 500 Index                       Mar. 05/995           7,150
         28    S & P 500 Index                       Jun. 05/995          10,080
         75    S & P 500 Index                       Jun. 05/1025         36,750
        125    S & P 500 Index                       Sep. 05/1050        162,500
                                                                     -----------
TOTAL PUT OPTIONS PURCHASED                                              673,555
                                                                     -----------

TOTAL INVESTMENTS -- 100.0% (Cost $14,362,025)                       $13,931,169
                                                                     ===========
 -----------------
 +        Non-income producing security.
 ++       Represents annualized yield at date of purchase.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

COMSTOCK CAPITAL VALUE FUND INC.
SCHEDULE OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


   PRINCIPAL                                                            MARKET
    AMOUNT                                                              VALUE*
  ----------                                                           --------
U.S. GOVERNMENT OBLIGATIONS -- 95.7%
               U.S. TREASURY BILLS -- 95.7%
$68,058,000    U.S. Treasury Bills, 1.794% to 2.282% ++,
                02/03/05 to 04/07/05(a)                              $67,957,850
                                                                     -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                     67,957,850
                                                                     -----------

   NUMBER OF                                     EXPIRATION DATE/
   CONTRACTS   ISSUE                              EXERCISE PRICE
  ----------   -----                             ----------------
PUT OPTIONS PURCHASED+ -- 4.3%
      1,000    Intel Corp.                           Jan. 06/20          115,000
        800    Alcoa Inc.                            Jan. 06/25           88,000
        700    International Paper Co.               Jan. 06/35          103,250
        350    Maxim Integrated Products Inc.        Jan. 06/35           96,250
        400    KLA-Tencor Corp.                      Jan. 06/40          115,000
        100    Research In Motion Ltd.               Jan. 06/67.50        99,500
      1,800    Mini MNX 100 Index                    Jun. 05/130         225,000
      2,100    Mini MNX 100 Index                    Dec. 05/140       1,123,500
         80    S & P 500 Index                       Jun. 05/900          13,600
        650    S & P 500 Index                       Mar. 05/995          35,750
        500    S & P 500 Index                       Jun. 05/995         180,000
        225    S & P 500 Index                       Jun. 05/1025        110,250
        600    S & P 500 Index                       Sep. 05/1050        780,000
                                                                     -----------
TOTAL PUT OPTIONS PURCHASED                                            3,085,100
                                                                     -----------
TOTAL INVESTMENTS -- 100.0% (Cost $77,121,582)                       $71,042,950
                                                                     ===========
SECURITIES SOLD SHORT -- (29.0)%

    SHARES
  ----------

COMMON STOCKS -- (29.0)%
               BUSINESS SERVICES -- (0.9)%
     11,000    CDW Corp.                                             $   643,500
                                                                     -----------
               COMPUTER HARDWARE -- (1.1)%
      9,000    Lexmark International Inc., Cl.A+                         750,150
                                                                     -----------
               COMPUTER SOFTWARE AND SERVICES -- (6.1)%
     65,000    Akamai Technologies Inc.+                                 851,500
     30,000    Ask Jeeves Inc.+                                          850,800
     16,600    Microsoft Corp.                                           436,248
     65,000    Red Hat Inc.+                                             705,250
     10,000    Research in Motion Ltd.+                                  712,900
     33,000    Texas Instruments Inc.                                    765,930
                                                                     -----------
                                                                       4,322,628
                                                                     -----------
               ELECTRONICS -- (4.6)%
     50,000    Applied Materials Inc.+                                   795,000
     36,000    Intel Corp.                                               808,200
     18,000    KLA-Tencor Corp.+                                         832,500
     22,000    Maxim Integrated Products Inc.                            858,220
                                                                     -----------
                                                                       3,293,920
                                                                     -----------
               FINANCIAL SERVICES -- (5.0)%
     20,000    Countrywide Financial Corp.                               740,000
     28,000    Equifax Inc.                                              792,400
     30,000    Mellon Financial Corp.                                    880,500


                                                                        MARKET
    SHARES                                                               VALUE*
    ------                                                             ---------
SECURITIES SOLD SHORT (CONTINUED)
     30,000    Nasdaq-100 Index                                      $ 1,122,000
                                                                     -----------
                                                                       3,534,900
                                                                     -----------
               FOREST PRODUCTS AND PAPER -- (2.4)%
     45,000    International Paper Co.                                 1,761,750
                                                                     -----------
               HEALTH CARE -- (7.0)%
     53,000    Amylin Pharmaceuticals Inc.+                            1,187,730
     15,000    AstraZeneca plc, ADR                                      564,000
     35,000    Celgene Corp.+                                            956,900
     40,000    Cyberonics Inc.+                                        1,006,800
     14,000    Forest Laboratories Inc.+                                 581,420
     27,000    Icos Corp.+                                               675,810
                                                                     -----------
                                                                       4,972,660
                                                                     -----------
               METALS AND MINING -- (0.8)%
     20,000    Alcoa Inc.                                                590,200
                                                                     -----------
               RETAIL -- (1.1)%
     14,000    Best Buy Co. Inc.                                         753,060
                                                                     -----------
TOTAL SECURITIES SOLD SHORT                                          $20,622,768
                                                                     ===========
-----------------

(a) At January 31, 2005, $27,800,000 principal amount was pledged as collateral for securities sold short.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR - American Depository Receipt.

* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Comstock Funds, Inc.
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 29, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     March 29, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.